Summary of Principal Accounting Policies - Restricted cash (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restricted cash
Bank deposits as collateral	$ 32,185,582	$ 38,290,478
Restricted cash accounts	1,964,260	40,401,864
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	1,810,262	1,947,961
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 153,998	$ 163,425